Note 3 - Reverse Merger	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Reverse Merger Disclosure [Text Block]

Note 3.  Reverse Merger

Merger

On May 3, 2019 the Company completed its reverse merger with Alliqua BioMedical Inc. (“Alliqua”). Immediately following the Merger, the combined company’s name was changed from “Alliqua BioMedical, Inc.” to “Adynxx, Inc.” Private Adynxx changed its name to “Adynxx Sub, Inc.” and is currently a wholly owned subsidiary of the Company. The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Subject to the terms and conditions of the Agreement and Plan of Merger and Reorganization, dated as of October 11, 2018, as amended and supplemented from time to time (the “Merger Agreement”), (a) each outstanding share of capital stock of Private Adynxx, was converted into the right to receive the number of shares of Alliqua’s common stock equal to the exchange ratio formula in the Merger Agreement (“Exchange Ratio”) of 0.0359 shares of common stock (which exchange rate reflects a 1‑for‑6 reverse stock split of the issued and outstanding capital stock of Alliqua BioMedical, Inc. effected on May 3, 2019 immediately prior to the Merger) and (b) each outstanding Private Adynxx stock option, whether vested or unvested, and warrant that has not previously been exercised, was assumed by the post-Merger company and converted into a stock option or warrant, as the case may be, to purchase shares of the post-Merger Adynxx Company’s common stock at the Exchange Ratio formula in the Merger Agreement.

On May 3, 2019, prior to the closing of the Merger, $3.0 million aggregate principal amount of Notes and $203,000 of cumulative accrued interest on such Notes were converted into 367,041 shares of preferred stock, which were converted into common stock upon completion of the Merger.

Upon the completion of the Merger, Private Adynxx equity holders held 4,936,784 shares of common stock. Equity issuance costs in connection with the Merger were recorded as an offset to additional paid in capital.

As described in “Spin-off” below, at the time of the Merger, Alliqua had in place a plan to spin-off all existing operations. Since Alliqua was deemed to have no operations upon consummation of the Spin-off, Alliqua was not considered to be a business for accounting purposes. Accordingly, no goodwill or intangible assets were recorded as a result of the Merger. Because Private Adynxx is treated as the acquiring company, Private Adynxx’s assets and liabilities are recorded at their pre-combination carrying amounts and the historical operations that are reflected in periods prior to the closing date of the Merger will be those of Private Adynxx. All share and per share amounts have been retroactively restated to give effect to the Exchange Ratio.

Private Adynxx was determined to be the accounting acquirer based upon the terms of the Merger Agreement and other factors including: (i) Private Adynxx equity holders owned approximately 86% of the voting interests of the combined company immediately following the closing of the transaction and Alliqua equity holders owned approximately 14%; (ii) directors appointed by Private Adynxx hold a majority of board seats in the combined company; and (iii) Private Adynxx management hold all key positions in the management of the combined company.

In connection with a previous modification of its Notes, the Company had computed a contingent beneficial conversion feature (“BCF”) that was contingent upon the occurrence of a reverse merger. In accordance with ASC 470‑20‑25‑6, the contingent BCF is not recognized in earnings until the contingency is resolved. Upon the date of the Merger, the full amount of beneficial conversion feature of  $2.1 million was recognized as interest expense in the condensed consolidated statement of operations for the nine months ended September 30, 2019.

Dividend

In contemplation of the Merger, Alliqua declared a special cash dividend to the pre-Merger shareholders of Alliqua as of April 22, 2019. The aggregate dividend of  $5,245,000, or $1.05 per share, was paid on May 29, 2019.

Spin-off

On November 27, 2018, Alliqua had entered into an agreement whereby its existing operations would be distributed to existing shareholders as of a record date. With the exception of a corporate lease, substantially all of Alliqua’s assets and liabilities were contributed to a subsidiary, AquaMed Technologies Inc. (“AquaMed”), whose shares were then distributed to the pre-Merger shareholders of Alliqua by way of a pro rata stock dividend on June 21, 2019.

Because the historical periods presented prior to the merger are those of Private Adynxx, the results of AquaMed are only reflected in these financial statements from the merger date to the date of the pro rata dividend of AquaMed and are presented as discontinued operations in the condensed consolidated statement of operations.

Pro Forma Financial Information

As the only significant operations of Alliqua have been discontinued with the spin-off transaction, pro forma financial information for periods prior to the merger is not presented herein as such results are not meaningful.